UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2008
Date of reporting period: February 29, 2008

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	160,000	$5,572,800	2.09%	Telecommunctns - Services
Abbott Laboratories	80,000	$4,284,000	1.61%	Medical - Drugs
Air Products & Chemicals	50,000	$4,566,500	1.71%	Chemicals - Specialty
Alcoa	150,000	$5,571,000	2.09%	Metal Ores - Non Ferrous
AstraZeneca PLC ADS	57,000	$2,144,910	0.80%	Medical - Drugs
Autoliv	60,000	$2,994,000	1.12%	Auto/Truck - Manufacturing
Avery Dennison	60,000	$3,079,200	1.15%	Office & Art Materials
Avista	60,000	$1,094,400	0.41%	Utility - Electric Power
BASF AG ADS	25,000	$3,160,000	1.18%	Chemicals - Diversified
BCE	110,000	$3,982,000	1.49%	Telecommunctns - Equip
BP PLC ADS	50,000	$3,243,500	1.22%	Oil & Gas - Intl Integrated
BHP Billiton Ltd. ADS	70,000	$5,122,600	1.92%	Metal Ores - Non Ferrous
Black & Decker Corp.	43,000	$2,957,110	1.11%	Tools - Hand Held
Burlington Northern Santa Fe Corp.	55,000	$4,827,900	1.81%	Transportation - Rail
Canadian National Railway	90,000	$4,750,200	1.78%	Transportation - Rail
Canadian Pacific Railway Ltd.	70,000	$5,123,300	1.92%	Transportation - Rail
Chunghwa Telecom Co. Ltd. ADR	160,000	$3,926,400	1.47%	Telecommunctns - Services
Colgate-Palmolive Co.	64,000	$4,869,760	1.83%	Soap & Cleaning Preparatns
ConocoPhillips	60,000	$4,962,600	1.86%	Oil & Gas - U S Integrated
duPont (EI) deNemours	75,000	$3,481,500	1.31%	Chemicals - Diversified
Duke Realty	80,000	$1,833,600	0.69%	Real Estate - Equity REITs
Duke Energy	70,000	$1,227,800	0.46%	Utility - Electric Power
E.ON AG AGS	85,000	$5,244,500	1.97%	Utility - Electric Power
Emerson Electric	100,000	$5,096,000	1.91%	Machinery - Electrical
EnCana	82,000	$6,249,220	2.34%	Oil & Gas - Canadn Integrated
Exxon Mobil	50,000	$4,350,500	1.63%	Oil & Gas - Intl Integrated
FPL Group	90,000	$5,426,100	2.03%	Utility - Electric Power
Freeport-McMoRan Copper & Gold,	55,000	$5,547,300	2.08%	Metal Ores - Misc
General Mills	95,000	$5,319,050	1.99%	Food - Misc Preparation
Genuine Parts	90,000	$3,712,500	1.39%	Auto Parts - Retail/Whlsle
GlaxoSmithKline PLC ADS	65,000	$2,854,150	1.07%	Medical - Drugs
Honeywell International	80,000	$4,603,200	1.73%	Diversified Operations
IDACORP	90,000	$2,682,000	1.01%	Utility - Electric Power
Kellogg	105,000	$5,325,600	2.00%	Food - Flour & Grain
Kimberly-Clark	70,000	$4,562,600	1.71%	Paper & Paper Products
Eli Lilly	80,000	$4,001,600	1.50%	Medical - Drugs
Manitowoc	100,000	$4,074,000	1.53%	Machinery - Const/Mining
McGraw-Hill	105,000	$4,297,650	1.61%	Publishing - Books
Methanex	80,000	$2,304,800	0.86%	Chemicals - Specialty
Microchip Technology	70,000	$2,154,600	0.81%	Instruments - Control
National Fuel Gas	90,000	$4,234,500	1.59%	Utility - Gas Distribution
Nike, Class B	65,000	$3,913,000	1.47%	Shoes & Related Apparel
NiSource	40,000	$687,600	0.26%	Utility - Electric Power
Nucor	65,000	$4,197,050	1.57%	Steel - Producers
Parker Hannifin	55,500	$3,586,965	1.34%	Instruments - Control
Pearson PLC ADS	200,000	$2,648,000	0.99%	Publishing - Books
Pfizer	300,000	$6,684,000	2.51%	Medical - Drugs
Piedmont Natural Gas	60,000	$1,476,000	0.55%	Utility - Gas Distribution
Plum Creek Timber	50,000	$2,034,500	0.76%	Buildg Prods - Wood
Praxair	55,000	$4,415,400	1.66%	Chemicals - Specialty
Procter & Gamble	70,000	$4,632,600	1.74%	Cosmetics & Toiletries
RPM International	65,000	$1,359,150	0.51%	Buildg Prods - Retail/Whlsle
Regal-Beloit	75,000	$2,769,000	1.04%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	14,000	$6,362,300	2.38%	Metal Ores - Misc
Rockwell Automation	60,000	$3,282,600	1.23%	Indstrl Automtn/Robotics
Sempra Energy	40,000	$2,125,200	0.80%	Utility - Gas Distribution
J.M. Smucker	35,000	$1,791,650	0.67%	Food - Confectionery
Spectra Energy	35,000	$808,850	0.30%	Oil & Gas - Prods/Pipeline
Taiwan Semiconductor ADS	251,249	$2,447,165	0.92%	Elec Components - Semicondtrs
Teleflex	30,000	$1,696,500	0.64%	Instruments - Control
Telefonica SA ADS	42,000	$3,643,080	1.37%	Utility - Telephone
Telstra ADR	100,000	$2,200,000	0.82%	Utility - Telephone
Telus	70,000	$3,129,000	1.17%	Telecommunctns - Services
Tenaris SA ADR	50,000	$2,222,500	0.83%	Steel - Pipe & Tubes
3M	70,000	$5,488,000	2.06%	Diversified Operations
Tomkins PLC ADS	100,000	$1,349,000	0.51%	Diversified Operations
Unilever PLC ADS	110,000	$3,462,800	1.30%	Food - Misc Preparation
United Parcel Service, Class B	70,000	$4,916,800	1.84%	Transportation - Services
United States Steel	42,000	$4,554,900	1.71%	Steel - Producers
United Technologies	55,000	$3,878,050	1.45%	Aerospace - Equipment
Valspar	40,000	$867,600	0.33%	Paint & Allied Products
Vodafone Group PLC ADS	150,000	$4,834,500	1.81%	Telecommunctns - Cellular
Weyerhaeuser	20,000	$1,224,000	0.46%	Buildg Prods - Wood
Wyeth	75,000	$3,271,500	1.23%	Medical - Drugs

	TOTAL	$266,774,210

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	200,000	$6,730,000	1.32%	Computer - Software
Advanced Micro Devices	350,000	$2,523,500	0.49%	Elec Components - Semicondtrs
Agilent Technologies	200,000	$6,122,000	1.20%	Elec Components - Misc
Akamai Technologies	60,000	$2,109,600	0.41%	Computer - Internet
Amazon.com	50,000	$3,223,500	0.63%	Retail - Internet
America Movil SAB de CV ADS	150,000	$9,069,000	1.77%	Telecommunctns - Cellular
American Eagle Outfitters	300,000	$6,411,000	1.25%	Retail - Apparel/Shoe
Amgen	145,000	$6,600,400	1.29%	Medical - Biomed/Genetics
Anglo American PLC ADR	350,000	$11,102,000	2.17%	Metal Ores - Gold
Apple	150,000	$18,753,000	3.67%	Computer - Mini/Micro
Avista	80,000	$1,459,200	0.29%	Utility - Electric Power
BP PLC ADS	105,000	$6,811,350	1.33%	Oil & Gas - Intl Integrated
Barr Pharmaceuticals	150,000	$7,072,500	1.38%	Medical - Generic Drugs
Bed Bath & Beyond	150,000	$4,251,000	0.83%	Retail - Misc/Diversified
Best Buy	165,000	$7,096,650	1.39%	Retail - Consumer Elect
Building Materials Holding	80,000	$462,400	0.09%	Buildg Prods - Retail/Whlsle
Canadian Pacific Railway Ltd.	175,000	$12,808,250	2.51%	Transportation - Rail
Canon ADS	190,000	$8,523,400	1.67%	Office Automation
China Mobile ADS	52,500	$3,917,550	0.77%	Telecommunctns - Cellular
Cisco Systems Inc.	350,000	$8,536,500	1.67%	Computer - Local Networks
Clorox Co.	125,000	$7,273,750	1.42%	Soap & Cleaning Preparatns
Coach Inc.	160,000	$4,851,200	0.95%	Textile - Apparel Mfg
Convergys	300,000	$4,332,000	0.85%	Business Services
Crane	170,000	$7,009,100	1.37%	Aerospace - Equipment
Cree	160,000	$4,944,000	0.97%	Elec Components - Semicondtrs
DENTSPLY International Inc.	250,000	$9,760,000	1.91%	Medical - Supplies
EMCOR Group Inc.	168,000	$4,047,120	0.79%	Building - Heavy Const
EnCana	150,000	$11,431,500	2.24%	Oil & Gas - Canadn Integrated
Fastenal	155,000	$6,302,300	1.23%	Buildg Prods - Retail/Whlsle
Gartner	60,000	$1,134,600	0.22%	Business Services
Genentech	105,000	$7,953,750	1.56%	Medical - Biomed/Genetics
Genuine Parts	125,000	$5,156,250	1.01%	Auto Parts - Retail/Whlsle
Genzyme	130,000	$9,219,600	1.80%	Medical - Biomed/Genetics
Groupe Danone ADS	380,000	$5,814,000	1.14%	Food - Misc Preparation
Hansen Natural	175,000	$7,262,500	1.42%	Beverages - Soft Drink
Harman International Industries	50,000	$2,060,000	0.40%	Audio/Video Home Products
Harris	150,000	$7,324,500	1.43%	Telecommunctns - Equip
Hewlett-Packard	200,000	$9,554,000	1.87%	Computer - Mini/Micro
Humana	150,000	$10,249,500	2.01%	Medical - Hlth Maint Orgs
IMS Health	210,000	$4,727,100	0.92%	Medical - Misc Products
Intel	300,000	$5,990,970	1.17%	Elec Components - Semicondtrs
International Business Machines	85,000	$9,678,100	1.89%	Computer - Mainframes
Intuit	300,000	$7,968,000	1.56%	Computer - Software
Johnson & Johnson	130,000	$8,054,800	1.58%	Medical - Supplies
LAN Airlines SA ADS	350,000	$4,683,000	0.92%	Transportation - Airline
Eli Lilly	40,000	$2,000,800	0.39%	Medical - Drugs
Lincoln Electric Holdings	96,500	$6,479,010	1.27%	Machinery - Tools & Rel Prods
Lowe's Companies	225,000	$5,393,250	1.06%	Buildg Prods - Retail/Whlsle
Manitowoc	250,000	$10,185,000	1.99%	Machinery - Const/Mining
McGraw-Hill	220,000	$9,004,600	1.76%	Publishing - Books
Motorola	130,000	$1,296,100	0.25%	Electronics - Misc Products
Norfolk Southern	150,000	$7,933,500	1.55%	Transportation - Rail
Novartis AG ADR	120,000	$5,898,000	1.15%	Medical - Drugs
Novo Nordisk A/S ADS	124,000	$8,477,880	1.66%	Medical - Drugs
Oracle	550,000	$10,340,000	2.02%	Computer - Software
PepsiCo	160,000	$11,129,600	2.18%	Beverages - Soft Drink
Petro-Canada	40,000	$1,921,600	0.38%	Oil & Gas - Canadn Integrated
PetSmart	230,000	$4,951,900	0.97%	Retail - Misc/Diversified
Pharmaceutical Product Development	130,000	$5,859,100	1.15%	Medical - Drugs
Potash Corp. of Saskatchewan	135,000	$21,451,500	4.20%	Fertilizers
Qualcomm	160,000	$6,782,384	1.33%	Telecommunctns - Equip
Quantum	400,000	$1,000,000	0.20%	Computer - Memory Devices
Regal-Beloit	120,000	$4,430,400	0.87%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	33,000	$14,996,850	2.93%	Metal Ores - Misc
Rogers Communications Cl B	60,000	$2,373,600	0.46%	Broadcasting - Cable TV
SanDisk	135,000	$3,179,250	0.62%	Computer - Memory Devices
Staples	250,000	$5,562,500	1.09%	Office Equip & Supplies
SumTotal Systems	50,000	$227,000	0.04%	Internet Content
Sun Microsystems	62,500	$1,025,000	0.20%	Computer - Mini/Micro
Taiwan Semiconductor ADS	534,405	$5,205,105	1.02%	Elec Components - Semicondtrs
Toyota Motor ADS	40,000	$4,342,000	0.85%	Auto/Truck - Mfg Foreign
Trimble Navigation Ltd.	310,000	$8,475,400	1.66%	Instruments - Elec Measuring
United Parcel Service, Class B	75,000	$5,268,000	1.03%	Transportation - Services
VCA Antech	200,000	$6,422,000	1.26%	Medical - Hospitals
John Wiley & Sons, Class A	100,000	$3,648,000	0.71%	Publishing - Books
Wyeth	90,000	$3,925,800	0.77%	Medical - Drugs
Zimmer Holdings	90,000	$6,776,100	1.33%	Medical - Misc Products
Noble	140,000	$6,881,000	1.35%	Oil & Gas - Offshore Drillng
Seagate Technology	200,000	$4,314,000	0.84%	Computer - Memory Devices
Verigy Ltd.	180,000	$3,618,000	0.71%	Elec Components - Semicondtrs

	TOTAL	$511,138,669

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 3, 2008, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 15, 2008

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 15, 2008